Note 3-Stockholders' Equity: Preferred Stock (Policies)	9 Months Ended
Sep. 30, 2014
Policies
Preferred Stock

Preferred Stock

In April 2014, the Company issued 125,000 shares of Series A Preferred Stock to ICPI in exchange for $125,000.

Simultaneous with the issuance of Series A Preferred Stock in April 2014, and under the Investment Agreement No. 4 we issued 125,000 warrants to ICPI which entitles its owner to purchase one share of Series A Preferred Stock for each Series A Preferred Stock at an exercise price of $2.00, subject to the terms of the warrant agreement between the warrant agent and us.

In March and May 2014, the Company issued 145,000 shares of Series A Preferred Stock to ICPI in exchange for $145,000. The Company also simultaneously issued 145,000 warrants to ICPI which entitles its owner to purchase one share of Series A Preferred Stock for each Series A Preferred Stock acquired at an exercise price of $2.00.

In March 2014, ICPI converted 17,000 Series A Preferred shares into 1,700,000 common shares. In August 2014, ICPI converted 60,000 preferred shares into 6,000,000 common shares. In July 2014, ICPI converted 72,500 preferred shares into 7,250,000 common shares.

In January and February 2014, ICPI exercised 80,000 Series A Preferred shares warrants at $0.50 for $40,000.

In August 2014, the Company issued Jordan Stroum 10,000 Series A Preferred Stock in exchange for services rendered per the agreement signed July 25, 2014. The shares were valued at $34,800.